[logo] PIONEER Investments(R)




May 5, 2009



VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F Street, NE
Washington, DC  20549

Re:  Pioneer Tax Free Income Fund (the "Trust")
     (File Nos. 2-57653 and 811-02704)
     CIK No. 0000202679

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectuses and statement of additional information relating to the offering of the Fund's Class A, B and C shares and Class Y shares, which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 55 to the Trust's registration statement on Form N-1A, filed electronically with the Commission on April 29, 2009 (Accession No. 0000202679-09-000004).

If  you  have  any   questions  or  comments   concerning   the   foregoing
certification, please contact me at (617) 422-4575.

Very truly yours,



/s/ Peter A. Pizzi
    Peter A. Pizzi
    Legal Product Manager

cc:  Christopher J. Kelley, Esq.
     Jeremy B. Kantrowitz




Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820


 "Member of the UniCredit Banking Group, Register of Banking Groups"